Preferred Shares (Details)															1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 14, 2021 USD ($) shares	Jul. 13, 2021	Jul. 12, 2021 USD ($) $ / shares shares	May 06, 2021 $ / shares	Apr. 30, 2021 $ / shares shares	Apr. 08, 2021	Apr. 08, 2021	Mar. 03, 2021 shares	Sep. 17, 2020	Sep. 14, 2020 USD ($) shares	Apr. 30, 2020 USD ($) $ / shares shares	Mar. 06, 2020 $ / shares	Oct. 30, 2019	Aug. 31, 2019 USD ($) shares	Sep. 17, 2021	Apr. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 09, 2021 USD ($) shares	Mar. 31, 2021 shares	Mar. 09, 2021 shares	Oct. 31, 2019 shares	Jul. 31, 2019 shares
Preferred Shares (Details) [Line Items]
Exercise price (in Dollars per share) | $ / shares																	$ 9.5
Common shares, issued														175,765			59,208,801		7,867,186	3,850,105			197,798	149,500
Preferred stock, shares outstanding																	1,000		9,355,778	8,443,778
Preferred Shares, issued																	1,000		9,355,778	8,443,778
Preferred Shares, per share (in Dollars per share) | $ / shares
Interest expense (in Dollars) | $																			$ 142,000	$ 292,000
Series G Preferred Shares [Member]
Preferred Shares (Details) [Line Items]
Percentage of common shares outstanding		4.99%
Common shares outstanding increased rate		9.99%
Preferred stock convertible, description																	Each Series G Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 80% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.75; however, in no event shall the conversion price be lower than $1.00 per share. The Series G Preferred Shares are non-voting and pay dividends at a rate of 8.0% per annum, payable quarterly.
Number of investors			2
Issuance of aggregate share value (in Dollars) | $			$ 10,000,000
Purchasers of aggregate warrants			2,000,000
Warrants term			3 years
Exercise price (in Dollars per share) | $ / shares			$ 4
Shares converted			4,400,000														9,000
Common shares, issued																	3,272,728
Preferred stock, shares outstanding																	1,000
Series E Preferred Shares [Member]
Preferred Shares (Details) [Line Items]
Percentage of common shares outstanding									4.99%						4.99%
Common shares outstanding increased rate									9.99%						9.99%
Preferred stock convertible, description																	Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average price of the common stock during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share. The Series E Preferred Shares are non-voting and pay dividends at a rate of 8.0% per annum, payable quarterly.		Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average prices of the common shares during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share. The Series E Preferred Shares are non-voting and pay dividends at a rate of 8.0% per annum, payable quarterly.
Shares converted																	3,000
Common shares, issued																	2,456,918				250,000		250,000
Investor of shares	3,000									3,000
Net proceeds (in Dollars) | $	$ 2,700,000									$ 2,700,000
Advisory fee (in Dollars) | $	$ 240,000									$ 240,000
Fair value amount (in Dollars) | $																					$ 653,000
Fair value penalty description						On April 8, 2021, the Company was in default for failure to file a timely registration statement for the shares issued on March 9, 2021. As stated in the Amendment to the Westworld SPA, the Company incurs a penalty equal to 24.0% per annum on the additional common shares issued’s fair value of $653,000 until there is a registration statement filed or September 19, 2021.
Series D Preferred Shares [Member]
Preferred Shares (Details) [Line Items]
Percentage of common shares outstanding				4.99%								4.99%
Common shares outstanding increased rate				9.99%								9.99%
Number of investors					2						2
Exercise price (in Dollars per share) | $ / shares					$ 0.92						$ 0.92					$ 0.92
Shares converted																	909,000	785,000	785,000			895,000
Common shares, issued					1,694,000						1,694,000					1,694,000			785,000			895,000
Conversion price (in Dollars per share) | $ / shares				$ 0.65								$ 0.65
Aggregate of shares											1,694,000					1,694,000
Aggregate amount (in Dollars) | $											$ 1,100,000					$ 1,100,000			$ 550,000
Warrant exerisable period											5 years					5 years
Percentage of issued and outstanding											5.00%					5.00%
Stock issued																	909,000	785,000
Securities Purchase Agreement by acquiring shares																			847,000
Warrant to purchase common shares																			847,000
Common shares acquired																			211,745
Series D Preferred Shares [Member] | Gora [Member]
Preferred Shares (Details) [Line Items]
Shares converted																			485,000
Common shares, issued																			485,000			348,000
Shares issued																						348,000
Series C Preferred Shares [Member]
Preferred Shares (Details) [Line Items]
Percentage of common shares outstanding													19.90%
Number of investors								2
Shares converted								1,600,000
Aggregate of shares								1,440,000
Preferred Shares, issued																			1,600,000
Preferred Shares, per share (in Dollars per share) | $ / shares																			$ 1
Series C Preferred Shares [Member] | SBC Investments Ltd [Member]
Preferred Shares (Details) [Line Items]
Common shares, issued								720,000
Series C Preferred Shares [Member] | Tyrell Global Acquisitions Inc [Member]
Preferred Shares (Details) [Line Items]
Common shares, issued								720,000
Series A Preferred Shares [Member]
Preferred Shares (Details) [Line Items]
Shares converted																									6,500,000
Preferred Shares, issued																									6,500,000
Series B Preferred Shares [Member]
Preferred Shares (Details) [Line Items]
Common shares outstanding increased rate							9.99%
Preferred stock convertible, description																	The Series B Preferred Shares (i) were convertible into the Company’s common shares, subject to prior shareholder approval, at a conversion rate equal to $1.00 per share, plus accrued and unpaid dividends, divided by an amount equal to 0.85 multiplied by a 15-day volume weighted average price per common share prior to the date the conversion notice is provided (the “Conversion Rate”), subject to a conversion price floor of $0.80, (ii) after November 13, 2020, fixed, preferential, cumulative cash dividends at the rate of 8.0% of the Series B Preferred Shares subscription price per year, and (iii) carry a liquidation preference equal to the subscription price per Series B Preferred Share plus any accrued and unpaid dividends. In August 2021, all of the Series B Preferred Shares were converted and the Company issued 2,639,542 common shares of the Company, including 107,481 common shares for satisfaction of outstanding accrued Series B Preferred dividends. There are no Series B Preferred Shares outstanding at September 30, 2021.		The Series B Preferred Shares (i) are convertible into the Company’s common shares at a conversion rate equal to $1.00 per share, plus accrued and unpaid dividends, divided by an amount equal to 0.85 multiplied by a 15-day volume weighted average price per common share prior to the date the conversion notice is provided (the “Conversion Rate”), subject to a conversion price floor of $0.80, (ii) after November 13, 2020, fixed, preferential, cumulative cash dividends at the rate of 8.0% of the Series B Preferred Shares subscription price per year, and (iii) carry a liquidation preference equal to the subscription price per Series B Preferred Share plus any accrued and unpaid dividends.
Shares converted																									6,500,000
Preferred Shares, issued														343,778											6,843,778
Accrued liabilities (in Dollars) | $																	$ 0	$ 71,000
Related party preferred dividends (in Dollars) | $																	$ 329,000	$ 0
Fair value (in Dollars) | $														$ 343,778